Fund Holdings
March 31, 2023
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Rural America Growth & Income Fund (HRRLX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund  |  March 31, 2023  |  (Unaudited)

U.S. Government & Agency Obligations | 89.9% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	4.86%(a)	05/19/23	$1,000,000	$1,000,000
Federal Farm Credit Bank	4.85(a)	06/14/23	500,000	500,000
Federal Farm Credit Bank	4.84(a)	06/23/23	500,000	499,995
Federal Farm Credit Bank	4.85(a)	09/18/23	500,000	500,000
Federal Farm Credit Bank	4.86(a)	09/20/23	1,000,000	1,000,000
Federal Farm Credit Bank	4.87(a)	09/29/23	1,000,000	1,000,000
Federal Farm Credit Bank	4.88(a)	11/07/23	500,000	500,000
Federal Farm Credit Bank	4.86(a)	12/15/23	500,000	499,982
Federal Farm Credit Bank	4.86(a)	01/04/24	500,000	500,000
Federal Farm Credit Bank	4.88(a)	01/10/24	500,000	500,000
Federal Farm Credit Bank	4.86(a)	01/25/24	500,000	500,000
Federal Farm Credit Bank	4.86(a)	02/05/24	1,000,000	1,000,000
Federal Farm Credit Bank	4.87(a)	02/20/24	500,000	500,000
Federal Farm Credit Bank	4.87(a)	03/15/24	500,000	500,000
Federal Farm Credit Bank	4.86(a)	03/18/24	1,500,000	1,500,000
Federal Farm Credit Bank	4.87(a)	04/25/24	500,000	500,000
Federal Farm Credit Bank	4.87(a)	05/24/24	1,000,000	1,000,000
Federal Farm Credit Bank	4.92(a)	08/08/24	500,000	500,000
Federal Home Loan Bank	4.66	04/10/23	600,000	599,303
Federal Home Loan Bank	4.58	04/12/23	6,400,000	6,391,031
Federal Home Loan Bank	4.56	04/19/23	16,000,000	15,963,600
Federal Home Loan Bank	4.63	04/21/23	10,000,000	9,974,361
Federal Home Loan Bank	4.75	05/08/23	705,000	701,572
Federal Home Loan Bank	4.76	05/12/23	3,000,000	2,983,839
Federal Home Loan Bank	4.81	07/14/23	2,000,000	1,972,845
Federal Home Loan Bank	5.01	01/12/24	500,000	480,973
Federal Home Loan Bank	5.02	02/09/24	3,000,000	2,874,923
U.S. Treasury Bill	4.64	04/04/23	10,000,000	9,996,181
U.S. Treasury Bill	4.72	04/11/23	20,000,000	19,974,286
U.S. Treasury Bill	4.74	04/17/23	15,000,000	14,968,967
U.S. Treasury Bill	4.69	04/18/23	9,000,000	8,982,065
U.S. Treasury Bill	4.75	05/02/23	10,000,000	9,959,780
U.S. Treasury Bill	4.71	05/04/23	4,000,000	3,983,152
U.S. Treasury Bill	4.86	05/09/23	10,000,000	9,949,910
U.S. Treasury Bill	4.71	05/11/23	5,000,000	4,974,500
U.S. Treasury Bill	4.76	06/06/23	4,000,000	3,966,083
U.S. Treasury Bill	4.89	06/08/23	5,000,000	4,954,997
U.S. Treasury Bill	4.84	06/13/23	4,000,000	3,961,878
U.S. Treasury Bill	4.80	06/29/23	2,000,000	1,976,885
U.S. Treasury Bill	3.03	07/13/23	1,000,000	991,643
U.S. Treasury Bill	4.13	10/05/23	1,000,000	978,442
U.S. Treasury Bill	4.88	01/25/24	500,000	480,712
U.S. Treasury Note	4.76(a)	04/30/23	4,100,000	4,100,015
U.S. Treasury Note	4.76(a)	07/31/23	3,500,000	3,500,010
U.S. Treasury Note	4.77(a)	10/31/23	5,500,000	5,500,056
U.S. Treasury Note	4.72(a)	01/31/24	500,000	499,928
U.S. Treasury Note	0.88	01/31/24	1,000,000	968,599
U.S. Treasury Note	4.66(a)	04/30/24	3,000,000	2,997,783
U.S. Treasury Note	4.77(a)	07/31/24	4,500,000	4,496,905
U.S. Treasury Note	4.87(a)	10/31/24	2,500,000	2,497,833
U.S. Treasury Note	4.93(a)	01/31/25	4,750,000	4,748,519
Total U.S. Government & Agency Obligations
(Cost $183,851,553)				183,851,553

Portfolio of Investments  |  Daily Income Fund  |  March 31, 2023  |  (Unaudited)  |  (Continued)
Money Market Fund | 10.1% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class	4.70%(b)	20,623,846	$20,623,846
Total Money Market Fund
(Cost $20,623,846)			20,623,846
Total Investments in Securities
(Cost $204,475,399) | 100.0%			$204,475,399
(a)	Variable coupon rate as of March 31, 2023.
(b)	7-day yield at March 31, 2023.
At March 31, 2023, the cost of investment securities for tax purposes was $204,475,399. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$183,851,553	$ —	$183,851,553
Money Market Fund	20,623,846	—	—	20,623,846
Total	$20,623,846	$183,851,553	$ —	$204,475,399

Portfolio of Investments
Short-Term Government Securities Fund  |  March 31, 2023  |  (Unaudited)

U.S. Government & Agency Obligations | 71.4% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	1.90%	07/12/24	$475,364	$465,412
Export-Import Bank of the U.S.	1.73	09/18/24	1,164,823	1,133,378
Export-Import Bank of the U.S.	1.58	11/16/24	83,375	80,925
Export-Import Bank of the U.S.	2.54	07/13/25	117,359	114,468
Export-Import Bank of the U.S.	2.63	04/29/26	145,833	141,217
Export-Import Bank of the U.S.	2.33	01/14/27	179,999	173,411
Export-Import Bank of the U.S.	2.37	03/19/27	494,102	479,532
Private Export Funding Corp.	1.75	11/15/24	1,000,000	952,190
Tennessee Valley Authority	3.88	03/15/28	200,000	200,054
U.S. Department of Housing & Urban Development	5.77	08/01/26	46,000	46,082
U.S. International Development Finance Corp.	2.22(a)	01/24/25	2,000,000	2,056,450
U.S. International Development Finance Corp.	1.27(a)	06/21/25	1,000,000	958,499
U.S. International Development Finance Corp.	0.00(b)	07/17/25	1,000,000	925,975
U.S. International Development Finance Corp.	0.00(b)	01/17/26	700,000	706,459
U.S. International Development Finance Corp.	1.11	05/15/29	892,857	809,409
U.S. International Development Finance Corp.	2.36	10/15/29	1,608,382	1,505,977
U.S. International Development Finance Corp.	1.05	10/15/29	1,608,382	1,440,523
U.S. International Development Finance Corp.	1.24	08/15/31	1,378,378	1,219,102
U.S. Treasury Note	4.63	02/28/25	8,752,000	8,837,127
U.S. Treasury Note	4.63	03/15/26	17,729,000	18,133,443
U.S. Treasury Note	3.88	11/30/27	385,000	389,000
U.S. Treasury Note	0.75	01/31/28	5,533,000	4,832,730
U.S. Treasury Note	4.00	02/29/28	2,084,000	2,121,610
Total U.S. Government & Agency Obligations
(Cost $48,672,296)				47,722,973

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 18.9% of portfolio

Consumer Discretionary | 0.1%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	47,623	46,330
Total Consumer Discretionary				46,330
Energy | 7.6%
Petroleos Mexicanos	2.38	04/15/25	405,250	394,367
Petroleos Mexicanos	2.46	12/15/25	520,500	502,239
Reliance Industries Ltd.	2.06	01/15/26	1,622,400	1,542,965
Reliance Industries Ltd.	1.87	01/15/26	2,090,526	1,982,493
Reliance Industries Ltd.	2.44	01/15/26	656,842	628,288
Total Energy				5,050,352
Financials | 11.2%
CES MU2 LLC	1.99	05/13/27	1,402,517	1,348,906
Durrah MSN 35603	1.68	01/22/25	376,714	365,138
Export Lease Eleven Co. LLC	5.08(c)	07/30/25	47,152	46,979
HNA 2015 LLC	2.29	06/30/27	206,119	199,040
HNA 2015 LLC	2.37	09/18/27	122,287	118,160
KE Export Leasing 2013-A LLC	5.21(c)	02/25/25	1,242,812	1,238,649
Lulwa Ltd.	1.89	02/15/25	751,041	724,829
Lulwa Ltd.	1.83	03/26/25	237,255	229,093
MSN 41079 and 41084 Ltd.	1.72	07/13/24	1,150,803	1,118,323
MSN 41079 and 41084 Ltd.	1.63	12/14/24	314,513	304,580
Osprey Aircraft Leasing LLC	2.21	06/21/25	84,267	81,500
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	397,315	383,300
Rimon LLC	2.45	11/01/25	123,750	119,730
Salmon River Export LLC	2.19	09/15/26	592,955	563,565
Sandalwood 2013 LLC	2.84	07/10/25	187,041	182,671

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2023  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 18.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 11.2% (Continued)
Sandalwood 2013 LLC	2.82%	02/12/26	$253,477	$246,286
Santa Rosa Leasing LLC	1.69	08/15/24	91,932	89,848
Santa Rosa Leasing LLC	1.47	11/03/24	158,123	153,477
Total Financials				7,514,074
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $13,135,664)				12,610,756
Mortgage-Backed Securities | 3.7% of portfolio

GNMA 21-8	1.00	01/20/50	533,349	420,193
GNMA 23-22EA	5.00	09/20/49	996,438	996,177
GNMA 23-22EC	5.00	01/20/51	747,423	746,846
GNMA CK0445	4.00	02/15/52	363,942	346,032
Total Mortgage-Backed Securities
(Cost $2,609,875)				2,509,248
Asset-Backed Securities | 3.4% of portfolio

American Credit Acceptance Receivables Trust 22-1A (d)	0.99	12/15/25	16,012	15,971
Avant Loans Funding Trust 22-REV1 (d)	6.54	09/15/31	150,000	149,148
Credit Acceptance Auto Loan Trust 20-3A (d)	1.24	10/15/29	136,493	134,469
First Investors Auto Owner Trust 21-2A (d)	0.48	03/15/27	61,623	59,690
GLS Auto Receivables Trust 21-3A (d)	0.42	01/15/25	2,573	2,568
GLS Auto Receivables Trust 21-4 (d)	0.84	07/15/25	43,056	42,561
Gracie Point International Fund 21-1 (d)	5.32(c)	11/01/23	189,953	189,841
LAD Auto Receivables Trust 21-1 (d)	1.30	08/17/26	98,283	95,383
Oasis Securitisation 21-2A (d)	2.14	10/15/33	105,961	104,169
Oasis Securitisation 22-2A (d)	6.85	10/15/34	263,747	262,935
Oasis Securitisation 23-1A (d)	7.00	02/15/35	245,473	244,877
PenFed Auto Receivables Owner Trust 22-A (d)	3.83	12/16/24	233,985	232,599
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	100,000	98,465
SBA Tower Trust (d)	2.84	01/15/25	250,000	236,819
T-Mobile US Trust 22-1A (d)	4.91	05/22/28	150,000	150,674
Upstart Securitization Trust 21-3 (d)	0.83	07/20/31	28,397	27,938
Westgate Resorts 22-1A (d)	2.29	08/20/36	205,680	194,314
Total Asset-Backed Securities
(Cost $2,282,890)				2,242,421

Corporate Bonds–Other | 1.8% of portfolio

Financials | 1.3%
Bank of America Corp.	4.83(c)	07/22/26	200,000	197,668
J.P. Morgan Chase & Co.	1.04(c)	02/04/27	100,000	89,260
Metropolitan Life Global Funding I (d)	5.00	01/06/26	150,000	150,881
Owl Rock Capital Corp. III (d)	3.13	04/13/27	250,000	209,934
Owl Rock Core Income Corp. (d)	3.13	09/23/26	250,000	216,883
Total Financials				864,626
Information Technology | 0.3%
Amphenol Corp.	4.75	03/30/26	200,000	200,786
Total Information Technology				200,786

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2023  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 1.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Utilities | 0.2%
Metropolitan Edison Co. (d)	5.20%	04/01/28	$150,000	$151,522
Total Utilities				151,522
Total Corporate Bonds–Other
(Cost $1,297,667)				1,216,934
Money Market Fund | 0.8% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.70(e)		515,077	515,077
Total Money Market Fund
(Cost $515,077)				515,077
Total Investments in Securities
(Cost $68,513,469) | 100.0%				$66,817,409
(a)	Interest is paid at maturity.
(b)	Zero coupon rate, purchased at a discount.
(c)	Variable coupon rate as of March 31, 2023.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,873,176 and represents 4.3% of total investments.
(e)	7-day yield at March 31, 2023.
LLC -Limited Liability Company
At March 31, 2023, the cost of investment securities for tax purposes was $68,513,785. Net unrealized depreciation of investment securities was $1,696,376 consisting of unrealized gains of $223,952 and unrealized losses of $1,920,328.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2023  |
(Unaudited)  |  (Continued)
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$47,722,973	$ —	$47,722,973
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	12,610,756	—	12,610,756
Mortgage-Backed Securities	—	2,509,248	—	2,509,248
Asset-Backed Securities	—	2,242,421	—	2,242,421
Corporate Bonds–Other	—	1,216,934	—	1,216,934
Money Market Fund	515,077	—	—	515,077
Total	$515,077	$66,302,332	$ —	$66,817,409

Portfolio of Investments
Short-Term Bond Fund  |  March 31, 2023  |  (Unaudited)

U.S. Government & Agency Obligations | 43.0% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Tennessee Valley Authority	3.88%	03/15/28	$1,010,000	$1,010,272
U.S. International Development Finance Corp.	0.67(a)	04/23/29	1,230,000	1,150,424
U.S. International Development Finance Corp.	2.36	10/15/29	679,541	636,275
U.S. International Development Finance Corp.	1.05	10/15/29	977,092	875,118
U.S. Treasury Note	4.63	02/28/25	50,645,000	51,137,602
U.S. Treasury Note	4.63	03/15/26	106,411,000	108,838,502
U.S. Treasury Note	3.88	11/30/27	23,412,000	23,655,265
U.S. Treasury Note	4.00	02/29/28	17,595,000	17,912,535
Total U.S. Government & Agency Obligations
(Cost $204,287,186)				205,215,993

Corporate Bonds–Other | 30.7% of portfolio

Communication Services | 0.5%
Magallanes, Inc. (b)	3.76	03/15/27	1,355,000	1,276,042
Sprint Spectrum Co. LLC (b)	4.74	03/20/25	1,000,000	992,388
Total Communication Services				2,268,430
Consumer Discretionary | 2.5%
Daimler Trucks Financial N.A. LLC (b)	1.63	12/13/24	1,500,000	1,419,516
Daimler Trucks Financial N.A. LLC (b)	5.20	01/17/25	500,000	500,810
Daimler Trucks Financial N.A. LLC (b)	3.50	04/07/25	1,255,000	1,216,703
Daimler Trucks Financial N.A. LLC (b)	5.15	01/16/26	1,000,000	1,004,057
Hyundai Capital America (b)	5.50	03/30/26	1,365,000	1,367,056
Hyundai Capital America (b)	5.60	03/30/28	1,035,000	1,037,057
Lowe`s Companies, Inc.	4.80	04/01/26	500,000	502,854
Marriott International Inc.	4.90	04/15/29	500,000	495,619
Mercedes-Benz Finance North America LLC (b)	4.95	03/30/25	2,060,000	2,061,525
US Airways 2013 1A PTT	3.95	05/15/27	2,662,986	2,489,078
Total Consumer Discretionary				12,094,275
Consumer Staples | 1.9%
7-Eleven, Inc. (b)	0.80	02/10/24	1,090,000	1,043,697
7-Eleven, Inc. (b)	0.95	02/10/26	800,000	719,289
Kenvue Inc. (b)	5.50	03/22/25	465,000	472,687
Kenvue Inc. (b)	5.35	03/22/26	370,000	379,656
Kenvue Inc. (b)	5.05	03/22/28	465,000	480,575
Nestle Holdings Inc. (b)	5.25	03/13/26	1,250,000	1,282,643
Philip Morris International Inc.	5.13	11/15/24	1,150,000	1,157,387
Philip Morris International Inc.	5.00	11/17/25	460,000	463,499
Philip Morris International Inc.	4.88	02/13/26	1,150,000	1,158,424
Philip Morris International Inc.	5.13	11/17/27	805,000	823,764
Philip Morris International Inc.	4.88	02/15/28	1,060,000	1,069,839
Total Consumer Staples				9,051,460
Energy | 3.4%
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	2,000,000	2,001,520
Energy Transfer Operating LP	2.90	05/15/25	2,900,000	2,763,678
Enterprise Products Operating LLC	3.70	02/15/26	950,000	927,589
Midwest Connector Capital Co. LLC (b)	3.90	04/01/24	3,270,000	3,212,644
Phillips 66 Co.	1.30	02/15/26	1,500,000	1,358,210
Phillips 66 Co.	4.95	12/01/27	1,780,000	1,787,913
Pioneer Natural Resources Co.	1.13	01/15/26	1,023,000	929,678
Targa Resources Corp.	5.20	07/01/27	1,670,000	1,656,036

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 30.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 3.4% (Continued)
Williams Companies, Inc. (The)	5.40%	03/02/26	$1,340,000	$1,365,137
Total Energy				16,002,405
Financials | 14.1%
Antares Holdings LP	3.95	07/15/26	335,000	290,629
Antares Holdings LP	2.75	01/15/27	1,000,000	814,493
Bank of America Corp.	2.46(c)	10/22/25	2,200,000	2,094,293
Bank of America Corp.	2.02(c)	02/13/26	2,100,000	1,967,492
Bank of America Corp.	1.32(c)	06/19/26	2,100,000	1,919,630
Bank of America Corp.	4.83(c)	07/22/26	2,770,000	2,737,699
Bank of America Corp.	1.20(c)	10/24/26	920,000	826,236
Bank of America Corp.	4.95(c)	07/22/28	1,955,000	1,943,807
Bank of America Corp.	6.20(c)	11/10/28	565,000	590,641
Citigroup Inc.	7.00	12/01/25	2,000,000	2,078,514
CNO Global Funding (b)	1.65	01/06/25	1,125,000	1,052,598
F&G Global Funding (b)	1.75	06/30/26	2,500,000	2,247,823
Fidus Investment Corp.	4.75	01/31/26	304,000	279,836
Fidus Investment Corp.	3.50	11/15/26	943,000	809,913
GA Global Funding Trust (b)	0.80	09/13/24	920,000	856,801
GA Global Funding Trust (b)	3.85	04/11/25	1,715,000	1,660,819
GA Global Funding Trust (b)	2.25	01/06/27	2,370,000	2,067,661
Goldman Sachs Group, Inc.	5.70	11/01/24	1,070,000	1,077,582
Goldman Sachs Group, Inc.	2.64(c)	02/24/28	930,000	848,284
Goldman Sachs Group, Inc.	3.62(c)	03/15/28	572,000	541,091
J.P. Morgan Chase & Co.	4.02(c)	12/05/24	1,225,000	1,213,052
J.P. Morgan Chase & Co.	2.30(c)	10/15/25	2,130,000	2,036,775
J.P. Morgan Chase & Co.	2.08(c)	04/22/26	2,055,000	1,922,929
J.P. Morgan Chase & Co.	4.08(c)	04/26/26	700,000	687,250
J.P. Morgan Chase & Co.	1.04(c)	02/04/27	910,000	812,268
J.P. Morgan Chase & Co.	4.85(c)	07/25/28	890,000	888,407
Main Street Capital Corp.	3.00	07/14/26	1,154,000	1,005,978
Mastercard Inc.	4.88	03/09/28	500,000	515,419
Metropolitan Life Global Funding I (b)	5.00	01/06/26	1,245,000	1,252,310
Morgan Stanley	3.74(c)	04/24/24	1,020,000	1,018,187
Morgan Stanley	2.19(c)	04/28/26	425,000	398,760
Morgan Stanley	4.68(c)	07/17/26	1,190,000	1,174,318
Morgan Stanley	1.51(c)	07/20/27	865,000	768,703
Owl Rock Capital Corp. III (b)	3.13	04/13/27	2,320,000	1,948,182
Owl Rock Core Income Corp. (b)	3.13	09/23/26	3,290,000	2,854,185
Owl Rock Technology Finance Corp.	2.50	01/15/27	1,415,000	1,173,006
Santander Holdings USA, Inc.	2.49(c)	01/06/28	1,000,000	864,585
Santander Holdings USA, Inc.	6.50(c)	03/09/29	460,000	459,576
SCE Recovery Funding LLC	0.86	11/15/31	1,633,023	1,389,653
Security Benefit Global Funding (b)	1.25	05/17/24	4,000,000	3,793,262
UnitedHealth Group Inc.	4.25	01/15/29	1,855,000	1,841,307
Volkswagen Group of America Finance LLC (b)	1.25	11/24/25	3,025,000	2,752,103
Wells Fargo & Co.	2.16(c)	02/11/26	3,270,000	3,075,954
Wells Fargo & Co.	3.91(c)	04/25/26	1,900,000	1,844,169
Wells Fargo & Co.	2.19(c)	04/30/26	2,120,000	1,986,778
Wells Fargo & Co.	3.53(c)	03/24/28	915,000	863,293
Wells Fargo & Co.	4.81(c)	07/25/28	2,140,000	2,113,172
Total Financials				67,359,423
Health Care | 0.8%
Baylor Scott & White Holdings	0.83	11/15/25	1,000,000	904,781

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 30.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Health Care | 0.8% (Continued)
GE Healthcare Technologies Inc. (b)	5.55%	11/15/24	$915,000	$920,420
GE Healthcare Technologies Inc. (b)	5.65	11/15/27	975,000	1,007,780
Medtronic Global Holdings SCA	4.25	03/30/28	925,000	923,526
Total Health Care				3,756,507
Industrials | 1.5%
American Airlines Group Inc.	3.60	03/22/29	2,005,203	1,836,716
American Airlines Group Inc.	3.95	01/11/32	955,000	838,024
BNSF Railway Co. (b)	3.44	06/16/28	788,973	754,843
Boeing Co. (The)	2.20	02/04/26	1,900,000	1,762,892
Delta Air Lines, Inc. (b)	7.00	05/01/25	965,000	989,243
Regal Rexnord Corp. (b)	6.05	02/15/26	370,000	371,622
Regal Rexnord Corp. (b)	6.05	04/15/28	460,000	460,205
Total Industrials				7,013,545
Information Technology | 0.3%
Amphenol Corp.	4.75	03/30/26	935,000	938,675
Avnet Inc.	6.25	03/15/28	610,000	620,906
Total Information Technology				1,559,581
Materials | 1.8%
Celanese US Holdings LLC	6.05	03/15/25	5,321,000	5,351,541
Celanese US Holdings LLC	6.17	07/15/27	1,330,000	1,337,587
Sealed Air Corp. (b)	1.57	10/15/26	2,200,000	1,923,384
Total Materials				8,612,512
Real Estate | 0.4%
Extra Space Storage LP	5.70	04/01/28	460,000	463,119
VICI Properties LP (b)	3.50	02/15/25	1,600,000	1,516,342
Total Real Estate				1,979,461
Utilities | 3.5%
Consolidated Edison Co. of New York, Inc.	3.30	12/01/24	727,000	706,775
Entergy Louisiana, LLC	3.78	04/01/25	1,445,000	1,412,697
Exelon Corp.	5.15	03/15/28	830,000	844,455
Florida Power & Light Co.	5.05	04/01/28	625,000	645,791
Metropolitan Edison Co. (b)	4.00	04/15/25	4,250,000	4,050,774
Metropolitan Edison Co. (b)	5.20	04/01/28	1,330,000	1,343,493
Pacific Gas and Electric Co.	3.75	02/15/24	3,500,000	3,434,844
Southern California Edison Co.	1.10	04/01/24	1,850,000	1,778,265
Southern California Edison Co.	1.20	02/01/26	2,065,000	1,858,606
Southern California Edison Co.	5.30	03/01/28	440,000	451,038
Total Utilities				16,526,738
Total Corporate Bonds–Other
(Cost $153,353,413)				146,224,337

Asset-Backed Securities | 10.5% of portfolio

American Credit Acceptance Receivables Trust 21-4B (b)	0.86	02/13/26	534,549	532,955
American Credit Acceptance Receivables Trust 22-1A (b)	0.99	12/15/25	122,649	122,340
Avant Credit Card Master Trust 21-1A (b)	1.37	04/15/27	2,500,000	2,326,141
Avant Loans Funding Trust 22-REV1 (b)	6.54	09/15/31	3,300,000	3,281,268
CNH Equipment Trust 22-A	2.39	08/15/25	230,297	226,243

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 10.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Colony American Finance Ltd. 21-2 (b)	1.41%	07/15/54	$754,171	$654,957
CoreVest American Finance 20-4 (b)	1.17	12/15/52	744,437	672,368
CoreVest American Finance 21-1 (b)	1.57	04/15/53	1,140,595	1,014,653
CoreVest American Finance 21-3 (b)	2.49	10/15/54	2,480,000	2,197,904
CPS Auto Trust 21-B (b)	0.81	12/15/25	133,519	133,212
Credit Acceptance Auto Loan Trust 20-2A (b)	1.37	07/16/29	165,168	164,428
Credit Acceptance Auto Loan Trust 20-3A (b)	1.24	10/15/29	1,364,927	1,344,690
Credit Acceptance Auto Loan Trust 21-2A (b)	0.96	02/15/30	1,576,460	1,532,660
Credito Real USA Auto Receivables Trust 21-1 (b)	1.35	02/16/27	479,433	471,064
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	190,115	185,475
FIC Funding 21-1 (b)	1.13	04/15/33	332,091	323,003
First Investors Auto Owner Trust 21-2A (b)	0.48	03/15/27	754,887	731,199
Firstkey Homes Trust 22-SFR2 (b)	4.25	07/17/39	969,517	928,390
Flagship Credit Auto Trust 21-3 (b)	0.36	07/15/27	1,328,724	1,292,431
Foursight Capital Automobile Receivables Trust 22-1A (b)	1.15	09/15/25	237,901	234,800
FRTKL 21-SFR1 (b)	1.57	09/17/38	970,000	855,656
GLS Auto Receivables Trust 21-3A (b)	0.42	01/15/25	34,648	34,578
GLS Auto Receivables Trust 21-4 (b)	0.84	07/15/25	599,561	592,670
Gracie Point International Fund 21-1 (b)	5.32(c)	11/01/23	1,373,932	1,373,124
Gracie Point International Fund 22-1 (b)	6.56(c)	04/01/24	1,478,320	1,472,059
John Deere Owner Trust 23-A	5.01	11/15/27	900,000	910,089
LAD Auto Receivables Trust 21-1 (b)	1.30	08/17/26	596,250	578,657
Longtrain Leasing III LLC 2015-1 (b)	2.98	01/15/45	265,577	256,921
Marlette Funding Trust 22-2 (b)	4.25	08/15/32	619,670	611,815
NP SPE II LLC 17-1 (b)	3.37	10/21/47	274,815	259,849
Oasis Securitisation 21-2A (b)	2.14	10/15/33	895,370	880,228
Oasis Securitisation 22-1A (b)	4.75	05/15/34	475,304	468,118
Oasis Securitisation 22-2A (b)	6.85	10/15/34	1,885,015	1,879,212
Oasis Securitisation 23-1A (b)	7.00	02/15/35	1,698,676	1,694,549
Oportun Funding 21-A (b)	1.21	03/08/28	1,070,000	1,012,952
Oportun Funding 21-B (b)	1.47	05/08/31	2,225,000	2,008,692
PenFed Auto Receivables Owner Trust 22-A (b)	3.83	12/16/24	2,601,910	2,586,500
Progress Residential Trust 21-SFR8 (b)	1.51	10/17/38	1,317,024	1,152,952
Progress Residential Trust 22-SFR3 (b)	3.20	04/17/39	922,636	851,116
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	1,260,000	1,240,662
SBA Tower Trust (b)	2.84	01/15/25	4,765,000	4,513,763
SBA Tower Trust (b)	1.88	01/15/26	1,450,000	1,309,969
SBA Tower Trust (b)	1.63	11/15/26	195,000	170,772
SBA Tower Trust (b)	6.60	01/15/28	775,000	817,931
SVC ABS LLC 23-1A (b)	5.15	02/20/53	459,808	453,232
T-Mobile US Trust 22-1A (b)	4.91	05/22/28	1,780,000	1,787,993
Upstart Securitization Trust 21-3 (b)	0.83	07/20/31	187,646	184,607
Upstart Securitization Trust 21-4 (b)	0.84	09/20/31	431,605	421,279
Westgate Resorts 20-1A (b)	3.96	03/20/34	496,374	486,369
Westgate Resorts 22-1A (b)	2.29	08/20/36	959,842	906,797
Total Asset-Backed Securities
(Cost $52,224,348)				50,143,292

Yankee Bonds | 8.9% of portfolio

Avolon Holdings Funding Ltd. (b)	5.50	01/15/26	1,225,000	1,199,316
Avolon Holdings Funding Ltd. (b)	2.75	02/21/28	607,000	506,644
Bank of Montreal	4.34(c)	10/05/28	1,300,000	1,282,583
Barclays PLC	7.33(c)	11/02/26	1,410,000	1,443,959
BHP Billiton Finance (USA) Ltd.	4.88	02/27/26	2,010,000	2,023,549
BHP Billiton Finance (USA) Ltd.	4.75	02/28/28	985,000	996,922
BNP Paribas (b)	1.32(c)	01/13/27	700,000	618,807
BPCE SA (b)	5.98(c)	01/18/27	610,000	608,421

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Yankee Bonds | 8.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Delta and SkyMiles IP Ltd. (b)	4.50%	10/20/25	$714,996	$702,978
Delta and SkyMiles IP Ltd. (b)	4.75	10/20/28	2,000,000	1,929,024
Deutsche Bank AG	1.69	03/19/26	295,000	257,873
JBS Finance Luxembourg SARL (b)	2.50	01/15/27	3,364,000	2,987,232
Korea National Oil Corp. (b)	4.75	04/03/26	500,000	496,900
Lloyds Banking Group PLC	4.72(c)	08/11/26	750,000	730,097
Macquarie Group Ltd. (b)	1.34(c)	01/12/27	2,500,000	2,230,763
Mitsubishi UFJ Financial Group Inc.	3.85	03/01/26	1,400,000	1,343,093
Mizuho Financial Group Inc. (b)	3.48	04/12/26	750,000	714,141
Nationwide Building Society (b)	2.97(c)	02/16/28	1,500,000	1,350,748
Natwest Group PLC	5.85(c)	03/02/27	765,000	766,952
Nissan Motor Co., Ltd. (b)	1.85	09/16/26	2,000,000	1,730,960
Nutrien Ltd.	4.90	03/27/28	925,000	924,729
Royal Bank of Canada	4.88	01/12/26	1,000,000	1,001,882
Santander UK Group Holdings PLC	6.83(c)	11/21/26	460,000	465,924
Santander UK Group Holdings PLC	6.53(c)	01/10/29	1,005,000	1,021,779
Saudi Arabian Oil Co. (b)	1.63	11/24/25	500,000	462,576
Societe Generale SA (b)	6.45(c)	01/12/27	1,375,000	1,374,085
Sumitomo Mitsui Financial Group Inc.	5.46	01/13/26	1,810,000	1,827,401
Syngenta Finance NV (b)	4.44	04/24/23	400,000	399,521
Tencent Music Entertainment Group	1.38	09/03/25	1,260,000	1,149,916
Toronto-Dominion Bank (The)	1.20	06/03/26	1,200,000	1,069,257
TransCanada Pipelines Ltd.	7.06	10/14/25	6,043,000	6,278,579
Triton Container International Ltd. (b)	1.15	06/07/24	2,110,000	1,984,484
Var Energi ASA (b)	7.50	01/15/28	595,000	615,998
Total Yankee Bonds
(Cost $44,340,845)				42,497,093
Mortgage-Backed Securities | 2.0% of portfolio

FHLMC 780754	4.08(c)	08/01/33	609	605
FNMA 813842	5.45(c)	01/01/35	1,722	1,738
GNMA 21-8	1.00	01/20/50	2,013,567	1,586,368
GNMA 23-22EA	5.00	09/20/49	3,805,236	3,804,238
GNMA 23-22EC	5.00	01/20/51	1,848,626	1,847,200
GNMA CK0445	4.00	02/15/52	2,552,144	2,426,549
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	1	1
Total Mortgage-Backed Securities
(Cost $10,031,847)				9,666,699
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 1.5% of portfolio

Energy | 1.3%
Petroleos Mexicanos	5.14(c)	04/15/25	5,276,250	5,264,321
Petroleos Mexicanos	2.46	12/15/25	131,700	127,080
Reliance Industries Ltd.	1.87	01/15/26	950,842	901,705
Total Energy				6,293,106
Financials | 0.2%
MSN 41079 and 41084 Ltd.	1.72	07/13/24	325,326	316,144
MSN 41079 and 41084 Ltd.	1.63	12/14/24	415,630	402,502
Santa Rosa Leasing LLC	1.69	08/15/24	349,734	341,807
Total Financials				1,060,453
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $7,453,856)				7,353,559

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Municipal Bonds | 0.6% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Arizona | 0.4%
Glendale Arizona	1.45%	07/01/26	$1,000,000	$902,434
Glendale Arizona	1.72	07/01/27	1,235,000	1,094,956
Total Arizona				1,997,390
Texas | 0.2%
Grey Forest Texas Gas System Revenue	1.05	02/01/25	800,000	746,591
Total Texas				746,591
Total Municipal Bonds
(Cost $3,035,000)				2,743,981

Money Market Fund | 2.8% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.70(d)	13,362,542	13,362,542
Total Money Market Fund
(Cost $13,362,542)			13,362,542
Total Investments in Securities
(Cost $488,089,037) | 100.0%			$477,207,496
(a)	Interest is paid at maturity.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $119,783,616 and represents 25.1% of total investments.
(c)	Variable coupon rate as of March 31, 2023.
(d)	7-day yield at March 31, 2023.
LLC -Limited Liability Company
N.A. -North America
LP -Limited Partnership
SCA -Société en Commandite par Actions
ABS -Asset-Backed Security
PLC -Public Limited Company
SA -Sociedad Anonima or Societe Anonyme
AG -Aktiengesellschaft
SARL -Societe a Responsabilite Limitee
NV -Naamloze Vennottschap
ASA -Allmennaksjeselskap
FHLMC -Federal Home Loan Mortgage Corporation
At March 31, 2023, the cost of investment securities for tax purposes was $488,145,930. Net unrealized depreciation of investment securities was $10,938,434 consisting of unrealized gains of $1,911,273 and unrealized losses of $12,849,708.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$205,215,993	$ —	$205,215,993
Corporate Bonds–Other	—	146,224,337	—	146,224,337
Asset-Backed Securities	—	50,143,292	—	50,143,292
Yankee Bonds	—	42,497,093	—	42,497,093
Mortgage-Backed Securities	—	9,666,699	—	9,666,699
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	7,353,559	—	7,353,559
Municipal Bonds	—	2,743,981	—	2,743,981
Money Market Fund	13,362,542	—	—	13,362,542
Total	$13,362,542	$463,844,954	$ —	$477,207,496

Portfolio of Investments
Intermediate Bond Fund  |  March 31, 2023  |  (Unaudited)

Corporate Bonds–Other | 27.7% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 0.9%
Magallanes, Inc. (a)	4.05%	03/15/29	$190,000	$176,725
Magallanes, Inc. (a)	4.28	03/15/32	190,000	169,632
Magallanes, Inc. (a)	5.05	03/15/42	285,000	238,384
Magallanes, Inc. (a)	5.14	03/15/52	180,000	145,842
Magallanes, Inc. (a)	5.39	03/15/62	190,000	153,580
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	225,000	223,287
T-Mobile US, Inc.	3.00	02/15/41	200,000	148,263
Total Communication Services				1,255,713
Consumer Discretionary | 2.2%
Block Financial Corp.	2.50	07/15/28	145,000	124,976
Daimler Trucks Financial N.A. LLC (a)	3.50	04/07/25	340,000	329,625
Expedia Group, Inc.	4.63	08/01/27	330,000	323,420
General Motors Financial Co., Inc.	4.35	01/17/27	150,000	145,377
Hyundai Capital America (a)	5.50	03/30/26	380,000	380,572
Hyundai Capital America (a)	5.60	03/30/28	290,000	290,576
Hyundai Capital America (a)	5.80	04/01/30	490,000	494,234
Lowe`s Companies, Inc.	5.85	04/01/63	205,000	207,921
Mercedes-Benz Finance North America LLC (a)	4.80	03/30/26	325,000	325,198
Tractor Supply Co.	1.75	11/01/30	100,000	79,568
US Airways 2013 1A PTT	3.95	05/15/27	290,709	271,724
Total Consumer Discretionary				2,973,191
Consumer Staples | 2.1%
7-Eleven Inc. (a)	1.30	02/10/28	60,000	51,071
7-Eleven Inc. (a)	1.80	02/10/31	60,000	47,538
7-Eleven Inc. (a)	2.80	02/10/51	135,000	86,809
Brown-Forman Corp.	4.75	04/15/33	195,000	197,234
Campbell Soup Co.	2.38	04/24/30	250,000	214,637
JBS USA Finance, Inc. (a)	3.00	02/02/29	335,000	285,370
JBS USA Finance, Inc. (a)	4.38	02/02/52	530,000	383,018
Kellogg Co.	5.25	03/01/33	215,000	220,612
Kenvue Inc. (a)	4.90	03/22/33	105,000	108,484
Kenvue Inc. (a)	5.10	03/22/43	105,000	108,338
Kenvue Inc. (a)	5.20	03/22/63	85,000	88,068
Philip Morris International Inc.	4.88	02/15/28	230,000	232,135
Philip Morris International Inc.	5.13	02/15/30	260,000	263,336
Philip Morris International Inc.	5.75	11/17/32	310,000	325,317
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	256,972
Total Consumer Staples				2,868,939
Energy | 3.4%
BP Capital Markets America Inc.	2.77	11/10/50	210,000	142,099
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	180,000	180,137
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	35,898
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	140,281
Energy Transfer Operating LP	3.75	05/15/30	318,000	293,454
Energy Transfer Operating LP	6.00	06/15/48	420,000	401,334
Entergy Arkansas, LLC	5.15	01/15/33	205,000	210,547
Enterprise Products Operating LLC	3.70	02/15/26	265,000	258,749
HF Sinclair Corp.	2.63	10/01/23	60,000	59,046
Marathon Oil Corp.	4.40	07/15/27	360,000	348,792
Midwest Connector Capital Co. LLC (a)	3.90	04/01/24	85,000	83,509
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	192,139

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 27.7% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 3.4% (Continued)
MPLX LP	1.75%	03/01/26	$80,000	$73,009
MPLX LP	2.65	08/15/30	245,000	207,765
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	101,228
Phillips 66	2.15	12/15/30	260,000	214,556
Phillips 66	5.30	06/30/33	300,000	304,054
Pioneer Natural Resources Co.	5.10	03/29/26	215,000	215,894
Pioneer Natural Resources Co.	1.90	08/15/30	255,000	207,636
Targa Resources Corp.	5.20	07/01/27	260,000	257,826
Targa Resources Corp.	6.13	03/15/33	305,000	315,832
Targa Resources Corp.	6.50	02/15/53	305,000	312,160
Total Energy				4,555,945
Financials | 9.7%
Antares Holdings LP	3.95	07/15/26	375,000	325,331
Athene Global Funding (a)	2.95	11/12/26	120,000	107,439
Athene Holding Ltd.	3.95	05/25/51	300,000	206,314
Bank of America Corp.	4.83(b)	07/22/26	740,000	731,371
Bank of America Corp.	1.20(b)	10/24/26	200,000	179,617
Bank of America Corp.	4.95(b)	07/22/28	525,000	521,994
Bank of America Corp.	6.20(b)	11/10/28	150,000	156,807
Bank of America Corp.	2.50(b)	02/13/31	263,000	222,743
Bank of America Corp.	5.02(b)	07/22/33	445,000	440,073
CIT Group Inc.	3.93(b)	06/19/24	402,000	394,119
Citigroup Inc.	2.57(b)	06/03/31	870,000	734,027
Citigroup Inc.	6.27(b)	11/17/33	445,000	481,270
Fidus Investment Corp.	3.50	11/15/26	166,000	142,572
GA Global Funding Trust (a)	0.80	09/13/24	240,000	223,513
GA Global Funding Trust (a)	3.85	04/11/25	460,000	445,468
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	245,000	223,473
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	153,000	144,732
Goldman Sachs Group, Inc.	2.38(b)	07/21/32	365,000	296,338
Goldman Sachs Group, Inc.	2.91(b)	07/21/42	230,000	164,589
Goldman Sachs Group, Inc.	3.44(b)	02/24/43	255,000	196,514
J.P. Morgan Chase & Co.	2.08(b)	04/22/26	340,000	318,149
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	150,000	133,890
J.P. Morgan Chase & Co.	4.91(b)	07/25/33	185,000	183,880
Main Street Capital Corp.	3.00	07/14/26	311,000	271,108
Mastercard Inc.	4.85	03/09/33	95,000	98,588
Metropolitan Life Global Funding I (a)	5.00	01/06/26	340,000	341,996
Metropolitan Life Global Funding I (a)	5.15	03/28/33	180,000	181,456
Morgan Stanley	1.51(b)	07/20/27	200,000	177,735
Morgan Stanley	1.79(b)	02/13/32	510,000	400,381
Morgan Stanley	4.89(b)	07/20/33	170,000	167,096
Northern Trust Corp.	6.13	11/02/32	265,000	282,522
Owl Rock Capital Corp. III (a)	3.13	04/13/27	681,000	571,859
Owl Rock Core Income Corp. (a)	3.13	09/23/26	843,000	731,331
Owl Rock Technology Finance Corp.	3.75	06/17/26	150,000	132,474
Owl Rock Technology Finance Corp.	2.50	01/15/27	366,000	303,407
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	69,937
Santander Holdings USA, Inc.	2.49(b)	01/06/28	298,000	257,646
Security Benefit Global Funding (a)	1.25	05/17/24	300,000	284,495
UnitedHealth Group Inc.	5.05	04/15/53	295,000	298,184
UnitedHealth Group Inc.	5.20	04/15/63	315,000	318,932
Wells Fargo & Co.	2.19(b)	04/30/26	210,000	196,803
Wells Fargo & Co.	3.53(b)	03/24/28	240,000	226,438

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 27.7% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 9.7% (Continued)
Wells Fargo & Co.	2.39%(b)	06/02/28	$445,000	$400,704
Wells Fargo & Co.	2.57(b)	02/11/31	200,000	169,488
Wells Fargo & Co.	3.07(b)	04/30/41	440,000	327,910
Total Financials				13,184,713
Health Care | 0.9%
Amgen Inc.	5.75	03/02/63	215,000	223,092
GE Healthcare Technologies Inc. (a)	5.60	11/15/25	225,000	227,715
GE Healthcare Technologies Inc. (a)	5.65	11/15/27	255,000	263,573
GE Healthcare Technologies Inc. (a)	5.91	11/22/32	270,000	287,502
HCA Healthcare, Inc.	3.50	07/15/51	228,000	157,418
Total Health Care				1,159,300
Industrials | 1.4%
Ashtead Capital, Inc. (a)	1.50	08/12/26	240,000	210,352
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	282,630
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	157,555
BNSF Railway Co. (a)	3.44	06/16/28	358,951	343,422
Boeing Co. (The)	2.20	02/04/26	350,000	324,743
Delta Air Lines, Inc. (a)	7.00	05/01/25	250,000	256,281
Quanta Services, Inc.	2.35	01/15/32	260,000	206,328
Triton International Ltd.	3.25	03/15/32	175,000	138,071
Total Industrials				1,919,382
Information Technology | 0.9%
Avnet Inc.	6.25	03/15/28	170,000	173,039
Broadcom Cayman Finance Ltd.	3.88	01/15/27	255,000	246,509
Qualcomm Inc.	6.00	05/20/53	170,000	193,145
VMware, Inc.	1.40	08/15/26	155,000	137,097
VMware, Inc.	4.70	05/15/30	200,000	194,157
VMware, Inc.	2.20	08/15/31	155,000	122,715
Western Digital Corp.	2.85	02/01/29	175,000	142,177
Total Information Technology				1,208,839
Materials | 1.5%
Air Products and Chemicals, Inc.	4.80	03/03/33	295,000	303,171
Celanese US Holdings LLC	6.05	03/15/25	515,000	517,956
Celanese US Holdings LLC	6.17	07/15/27	360,000	362,053
Celanese US Holdings LLC	6.33	07/15/29	260,000	262,863
Celanese US Holdings LLC	6.38	07/15/32	175,000	177,395
Glencore Funding LLC (a)	2.63	09/23/31	260,000	213,421
Glencore Funding LLC (a)	3.38	09/23/51	170,000	118,176
Silgan Holdings Inc. (a)	1.40	04/01/26	125,000	112,076
Total Materials				2,067,111
Real Estate | 0.8%
American Tower Corp.	5.50	03/15/28	205,000	209,004
Healthpeak OP, LLC	5.25	12/15/32	125,000	125,364
Host Hotels & Resorts, LP	4.50	02/01/26	150,000	145,412
Prologis, LP	5.25	06/15/53	280,000	280,315
Realty Income Corp.	4.85	03/15/30	200,000	197,035

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 27.7% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Real Estate | 0.8% (Continued)
VICI Properties LP	4.75%	02/15/28	$180,000	$170,623
Total Real Estate				1,127,753
Utilities | 3.9%
Ameren Illinois Co.	5.90	12/01/52	175,000	195,489
American Electric Power Co., Inc.	5.63	03/01/33	505,000	522,360
Entergy Louisiana, LLC	3.78	04/01/25	325,000	317,735
Exelon Corp.	5.15	03/15/28	235,000	239,092
Florida Power & Light Co.	5.05	04/01/28	170,000	175,655
Indiana Michigan Power Co.	5.63	04/01/53	215,000	223,867
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	273,128
National Fuel Gas Co.	5.50	01/15/26	80,000	79,982
Oklahoma Gas & Electric Co.	5.60	04/01/53	107,000	109,930
Pacific Gas & Electric Co.	4.25	08/01/23	644,000	640,181
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	199,721
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	121,822
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	567,625
Public Service Electric & Gas Co.	4.65	03/15/33	105,000	105,452
Public Service Electric & Gas Co.	5.13	03/15/53	300,000	307,402
SCE Recovery Funding LLC	2.51	11/15/43	190,000	130,614
Southern California Edison Co.	1.10	04/01/24	370,000	355,653
Southern California Edison Co.	5.30	03/01/28	115,000	117,885
Southern California Edison Co.	2.25	06/01/30	55,000	46,719
Southern California Edison Co.	4.50	09/01/40	200,000	177,661
Southern California Edison Co.	4.00	04/01/47	164,000	134,674
Southern California Edison Co.	3.65	02/01/50	214,000	164,738
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	153,333
Total Utilities				5,360,718
Total Corporate Bonds–Other
(Cost $41,023,039)				37,681,604

Mortgage-Backed Securities | 27.6% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (a)	2.18(b)	01/25/51	222,727	180,553
FHLMC QA7479	3.00	03/01/50	216,584	196,247
FHLMC QE2363	3.50	05/01/52	1,367,587	1,270,849
FHLMC SD1188	3.50	06/01/52	703,363	653,880
FHLMC SD1495	5.00	08/01/52	921,699	931,389
FHLMC SD7555	3.00	08/01/52	908,080	823,760
FHLMC SD8068	3.00	06/01/50	208,989	189,069
FHLMC SD8193	2.00	02/01/52	6,211,874	5,138,380
FHLMC SD8237	4.00	08/01/52	1,357,102	1,297,929
FNMA BN7662	3.50	07/01/49	86,535	81,233
FNMA CA4016	3.00	08/01/49	503,313	456,068
FNMA FM1000	3.00	04/01/47	905,709	826,977
FNMA FM4231	2.50	09/01/50	236,117	204,110
FNMA MA3691	3.00	07/01/49	143,622	130,030
FNMA MA3834	3.00	11/01/49	298,160	270,172
FNMA MA3960	3.00	03/01/50	137,809	124,666
FNMA MA3992	3.50	04/01/50	138,363	129,641
FNMA MA4048	3.00	06/01/50	625,659	565,935
FNMA MA4124	2.50	09/01/35	1,163,399	1,082,463
FNMA MA4179	2.00	11/01/35	3,775,199	3,415,379
FNMA MA4229	2.00	01/01/36	1,775,259	1,606,040
FNMA MA4254	1.50	02/01/51	2,675,329	2,101,573

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Mortgage-Backed Securities | 27.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
FNMA MA4303	2.00%	04/01/36	$1,512,635	$1,364,703
FNMA MA4418	2.00	09/01/36	2,529,482	2,282,037
FNMA MA4437	2.00	10/01/51	4,068,611	3,365,025
FNMA MA4579	3.00	04/01/52	725,444	651,586
Freddie Mac STACR 21-HQA3 (a)	7.91(b)	09/25/41	1,000,000	909,465
GNMA 21-8	1.00	01/20/50	516,902	407,236
GNMA 23-22EA	5.00	09/20/49	1,075,826	1,075,544
GNMA 23-22EC	5.00	01/20/51	513,230	512,835
GNMA CK0445	4.00	02/15/52	1,328,389	1,263,017
GNMA G2786247	4.00	07/20/52	669,678	644,371
GNMA MA8346	4.00	10/20/52	3,513,405	3,382,040
Total Mortgage-Backed Securities
(Cost $39,415,002)				37,534,202
U.S. Government & Agency Obligations | 24.7% of portfolio

Federal Farm Credit Bank	0.52	10/21/25	300,000	274,508
Tennessee Valley Authority	3.88	03/15/28	280,000	280,075
U.S. International Development Finance Corp.	1.05	10/15/29	120,629	108,039
U.S. Treasury Note	4.87(b)	10/31/24	1,925,000	1,924,731
U.S. Treasury Note	4.63	02/28/25	3,018,000	3,047,355
U.S. Treasury Note	4.63	03/15/26	3,196,000	3,268,909
U.S. Treasury Note	3.88	11/30/27	3,752,000	3,790,986
U.S. Treasury Note	4.00	02/29/28	964,000	981,397
U.S. Treasury Note	3.50	01/31/30	3,222,000	3,208,911
U.S. Treasury Note	4.00	02/28/30	507,000	520,388
U.S. Treasury Note	3.50	02/15/33	1,754,000	1,756,741
U.S. Treasury Note	2.38	02/15/42	4,918,000	3,954,764
U.S. Treasury Note	3.25	05/15/42	1,804,000	1,664,260
U.S. Treasury Note	3.38	08/15/42	4,374,000	4,106,776
U.S. Treasury Note	3.88	02/15/43	465,000	469,141
U.S. Treasury Note	4.00	11/15/52	3,914,000	4,153,732
Total U.S. Government & Agency Obligations
(Cost $33,807,802)				33,510,713

Asset-Backed Securities | 8.7% of portfolio

American Credit Acceptance Receivables Trust 22-1B (a)	1.68	09/14/26	375,000	369,456
Avant Credit Card Master Trust 21-1A (a)	1.37	04/15/27	500,000	465,228
Avant Loans Funding Trust 21-REV1 (a)	1.21	07/15/30	500,000	485,421
Avant Loans Funding Trust 22-REV1 (a)	6.54	09/15/31	595,000	591,623
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	174,039	151,144
CoreVest American Finance 20-4 (a)	1.17	12/15/52	121,376	109,625
CoreVest American Finance 21-1 (a)	1.57	04/15/53	797,619	709,548
CoreVest American Finance 21-3 (a)	2.49	10/15/54	660,000	584,926
CPS Auto Trust 21-B (a)	0.81	12/15/25	29,026	28,959
Credit Acceptance Auto Loan Trust 20-2A (a)	1.37	07/16/29	47,462	47,250
Credit Acceptance Auto Loan Trust 20-3A (a)	1.24	10/15/29	191,090	188,257
Credit Acceptance Auto Loan Trust 21-2A (a)	0.96	02/15/30	287,446	279,459
Credito Real USA Auto Receivables Trust 21-1 (a)	1.35	02/16/27	193,710	190,329
FIC Funding 21-1 (a)	1.13	04/15/33	73,798	71,778
First Investors Auto Owner Trust 21-2A (a)	0.48	03/15/27	194,114	188,022
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	323,172	309,463
Flagship Credit Auto Trust 21-3 (a)	0.36	07/15/27	157,593	153,288
FRTKL 21-SFR1 (a)	1.57	09/17/38	250,000	220,530
GLS Auto Receivables Trust 21-3A (a)	0.42	01/15/25	8,405	8,388
GLS Auto Receivables Trust 21-4 (a)	0.84	07/15/25	157,156	155,350
Gracie Point International Fund 21-1 (a)	5.32(b)	11/01/23	295,073	294,899

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 8.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
LAD Auto Receivables Trust 21-1 (a)	1.30%	08/17/26	$158,891	$154,203
Oasis Securitisation 21-2A (a)	2.14	10/15/33	234,880	230,908
Oasis Securitisation 22-1A (a)	4.75	05/15/34	135,801	133,748
Oasis Securitisation 22-2A (a)	6.85	10/15/34	496,465	494,937
Oasis Securitisation 23-1A (a)	7.00	02/15/35	476,218	475,062
Oportun Funding 21-A (a)	1.21	03/08/28	300,000	284,005
Oportun Funding 21-B (a)	1.47	05/08/31	1,000,000	902,783
PenFed Auto Receivable Owner 22-A (a)	3.96	04/15/26	330,000	325,854
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	337,724	295,651
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	249,361	230,031
Progress Residential Trust 22-SFR3 (a)	3.60	04/17/39	165,000	151,828
SBA Tower Trust (a)	2.84	01/15/25	230,000	217,873
SBA Tower Trust (a)	1.88	01/15/26	330,000	298,131
SBA Tower Trust (a)	1.63	11/15/26	580,000	507,936
SBA Tower Trust (a)	6.60	01/15/28	210,000	221,633
SBA Tower Trust (a)	2.59	10/15/31	430,000	348,220
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	505,000	507,268
Upstart Securitization Trust 21-3 (a)	0.83	07/20/31	43,617	42,911
Upstart Securitization Trust 21-4 (a)	0.84	09/20/31	111,742	109,069
Westgate Resorts 22-1A (a)	2.29	08/20/36	274,241	259,085
Westlake Automobile Receivable Trust 20-3A (a)	0.78	11/17/25	9,418	9,401
Total Asset-Backed Securities
(Cost $12,522,367)				11,803,480

Yankee Bonds | 6.6% of portfolio

AerCap Ireland Capital DAC	3.88	01/23/28	250,000	230,599
Aptiv PLC	3.10	12/01/51	280,000	177,449
Avolon Holdings Funding Ltd. (a)	5.13	10/01/23	500,000	495,433
Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	625,000	611,896
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	130,000	108,507
Barclays PLC	7.33(b)	11/02/26	370,000	378,911
BHP Billiton Finance (USA) Ltd.	4.75	02/28/28	275,000	278,328
BHP Billiton Finance (USA) Ltd.	4.90	02/28/33	490,000	499,915
BP Capital Markets America Inc.	4.81	02/13/33	110,000	111,690
BPCE SA (a)	5.98(b)	01/18/27	250,000	249,353
Cenovus Energy Inc.	5.25	06/15/37	395,000	373,068
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	550,000	530,482
Deutsche Bank AG	1.69	03/19/26	150,000	131,122
Enbridge Inc.	5.70	03/08/33	320,000	332,846
Mitsubishi UFJ Financial Group Inc.	3.74	03/07/29	300,000	280,572
Mizuho Financial Group Inc.	4.25(b)	09/11/29	200,000	189,470
Nissan Motor Co., Ltd. (a)	1.85	09/16/26	260,000	225,025
Nissan Motor Co., Ltd. (a)	2.45	09/15/28	435,000	353,083
Nissan Motor Co., Ltd. (a)	4.81	09/17/30	200,000	181,102
Nutrien Ltd.	5.80	03/27/53	105,000	108,148
OCI NV (a)	6.70	03/16/33	310,000	309,231
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	260,125
Royal Bank of Canada	4.88	01/12/26	250,000	250,471
Santander UK Group Holdings PLC	6.53(b)	01/10/29	275,000	279,591
Sumitomo Mitsui Financial Group Inc.	5.46	01/13/26	240,000	242,307
Sumitomo Mitsui Financial Group Inc.	5.52	01/13/28	200,000	203,359
Sumitomo Mitsui Trust Bank, Ltd. (a)	5.65	03/09/26	320,000	325,286
Syngenta Finance NV (a)	4.44	04/24/23	230,000	229,725
Syngenta Finance NV (a)	4.89	04/24/25	530,000	518,149
Toronto-Dominion Bank (The)	1.20	06/03/26	300,000	267,314

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Yankee Bonds | 6.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Var Energi ASA (a)	7.50%	01/15/28	$200,000	$207,058
Total Yankee Bonds
(Cost $9,362,813)				8,939,615
Municipal Bonds | 2.4% of portfolio

Arizona | 0.2%
Pinal County Arizona Revenue Obligation	1.05	08/01/24	120,000	114,883
Pinal County Arizona Revenue Obligation	1.58	08/01/26	110,000	100,781
Yuma Arizona Pledged Revenue	2.63	07/15/38	135,000	102,413
Total Arizona				318,077
California | 1.3%
City of Chula Vista California Pension Obligation	1.16	06/01/27	130,000	111,853
City of Chula Vista California Pension Obligation	1.41	06/01/28	130,000	109,350
City of Chula Vista California Pension Obligation	1.63	06/01/29	160,000	131,890
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	170,715
City of Los Angeles California Department of Airports	1.25	05/15/28	200,000	169,059
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	831,467
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	136,722
San Francisco California City & County Airports	3.35	05/01/51	100,000	74,061
Total California				1,735,117
Colorado | 0.2%
Regional Transportation District Colorado	1.18	11/01/27	175,000	152,674
Regional Transportation District Colorado	1.33	11/01/28	150,000	127,783
Total Colorado				280,457
New Jersey | 0.4%
New Jersey Transportation Trust Fund Authority	4.08	06/15/39	575,000	510,117
Total New Jersey				510,117
Texas | 0.2%
North Texas Tollway Authority Revenue	3.01	01/01/43	150,000	115,433
San Antonio Texas Electric & Gas	2.91	02/01/48	150,000	108,977
Total Texas				224,410
West Virginia | 0.1%
West Virginia State University Revenues	3.01	10/01/41	150,000	115,273
Total West Virginia				115,273
Total Municipal Bonds
(Cost $3,826,944)				3,183,451
Corporate Bond Guaranteed by Export-Import Bank of the United States | 0.1% of portfolio

Energy | 0.1%
Petroleos Mexicanos	5.14(b)	04/15/25	160,875	160,511
Total Energy				160,511
Total Corporate Bond Guaranteed by Export-Import Bank of the United States
(Cost $160,792)				160,511

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Money Market Fund | 2.2% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class	4.70%(c)	3,047,291	$3,047,291
Total Money Market Fund
(Cost $3,047,291)			3,047,291
Total Investments in Securities
(Cost $143,166,050) | 100.0%			$135,860,867
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $27,903,645 and represents 20.5% of total investments.
(b)	Variable coupon rate as of March 31, 2023.
(c)	7-day yield at March 31, 2023.
LLC -Limited Liability Company
N.A. -North America
LP -Limited Partnership
FHLMC -Federal Home Loan Mortgage Corporation
DAC -Designated Activity Company
PLC -Public Limited Company
SA -Sociedad Anonima or Societe Anonyme
AG -Aktiengesellschaft
NV -Naamloze Vennottschap
ASA -Allmennaksjeselskap
At March 31, 2023, the cost of investment securities for tax purposes was $143,332,495. Net unrealized depreciation of investment securities was $7,471,628 consisting of unrealized gains of $1,277,026 and unrealized losses of $8,748,654.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$37,681,604	$ —	$37,681,604
Mortgage-Backed Securities	—	37,534,202	—	37,534,202
U.S. Government & Agency Obligations	—	33,510,713	—	33,510,713
Asset-Backed Securities	—	11,803,480	—	11,803,480
Yankee Bonds	—	8,939,615	—	8,939,615
Municipal Bonds	—	3,183,451	—	3,183,451
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	160,511	—	160,511
Money Market Fund	3,047,291	—	—	3,047,291
Total	$3,047,291	$132,813,576	$ —	$135,860,867

Portfolio of Investments
Rural America Growth & Income Fund  |  March 31, 2023  |  (Unaudited)

Common Stocks | 56.1% of portfolio
	Shares	Value
Communication Services | 0.8%
Media
Cable One, Inc.	42	$29,484
Wireless Telecommunication Services
T-Mobile U.S., Inc. (a)	270	39,107
Total Communication Services		68,591
Consumer Discretionary | 6.4%
Broadline Retail
Ollie's Bargain Outlet Holdings, Inc. (a)	588	34,069
Hotels, Restaurants & Leisure
Choice Hotels International, Inc.	1,059	124,104
Leisure Products
Malibu Boats, Inc. Class A (a)	1,079	60,910
Specialty Retail
ARKO Corp.	4,866	41,312
Lowe's Companies, Inc.	317	63,390
O'Reilly Automotive, Inc. (a)	151	128,196
Tractor Supply Co.	363	85,320
Total Consumer Discretionary		537,301
Consumer Staples | 3.3%
Consumer Staples Distribution & Retail
Dollar General Corp.	344	72,398
Food Products
Hershey Co. (The)	785	199,712
Total Consumer Staples		272,110
Energy | 2.8%
Oil, Gas & Consumable Fuels
Chevron Corp.	452	73,748
ConocoPhillips	657	65,181
Marathon Petroleum Corp.	724	97,617
Total Energy		236,546
Financials | 7.9%
Banks
FB Financial Corp.	568	17,653
Glacier Bancorp, Inc.	991	41,632
SouthState Corp.	346	24,656
Truist Financial Corp.	2,002	68,268
Capital Markets
CME Group, Inc.	769	147,279
Intercontinental Exchange, Inc.	948	98,867
Financial Services
Jack Henry & Associates, Inc.	993	149,665
Insurance
Allstate Corp.	180	19,946
American International Group, Inc.	820	41,295
Chubb Ltd.	266	51,652
Total Financials		660,913

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2023  |
(Unaudited)  |  (Continued)
Common Stocks | 56.1% of portfolio (Continued)
	Shares	Value
Health Care | 8.4%
Health Care Equipment & Supplies
Integer Holdings Corp. (a)	1,400	$108,500
Stryker Corp.	624	178,133
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	685	56,827
Centene Corp. (a)	1,265	79,961
Life Sciences Tools & Services
IQVIA Holdings Inc. (a)	433	86,119
Pharmaceuticals
Zoetis Inc.	1,176	195,734
Total Health Care		705,274
Industrials | 9.2%
Commercial Services & Supplies
Casella Waste Systems, Inc. Class A (a)	793	65,549
Ground Transportation
CSX Corp.	3,403	101,886
J.B. Hunt Transport Services, Inc.	344	60,358
Machinery
Cummins Inc.	241	57,570
Deere & Co.	522	215,523
Xylem, Inc.	267	27,955
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	595	84,568
Fastenal Co.	2,913	157,127
Total Industrials		770,536
Information Technology | 10.7%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	948	92,904
Corning Inc.	3,802	134,135
Trimble Inc. (a)	1,522	79,783
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	1,204	111,683
Micron Technology, Inc.	584	35,239
Software
ANSYS, Inc. (a)	482	160,410
Paycom Software, Inc. (a)	519	157,781
Tyler Technologies, Inc. (a)	354	125,542
Total Information Technology		897,477
Materials | 2.2%
Chemicals
Sherwin-Williams Co. (The)	309	69,454
Construction Materials
Vulcan Materials Co.	413	70,854
Metals & Mining
Freeport-McMoRan Inc.	962	39,356
Total Materials		179,664
Real Estate | 4.4%
Health Care REITs
Community Healthcare Trust Inc.	798	29,207

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2023  |
(Unaudited)  |  (Continued)
Common Stocks | 56.1% of portfolio (Continued)
			Shares	Value
Real Estate | 4.4% (Continued)
Specialized REITs
American Tower Corp.			802	$163,881
Crown Castle International Corp.			1,188	159,002
Uniti Group Inc.			3,243	11,512
Total Real Estate				363,602
Total Common Stocks
(Cost $ 4,908,946)				4,692,014
U.S. Government & Agency Obligations | 21.7% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount
Federal Farm Credit Bank	0.52%	10/21/25	$200,000	183,005
Federal Farm Credit Bank	4.12	02/13/26	90,000	90,315
Federal Farm Credit Bank	3.32	02/25/26	200,000	196,164
Federal Farm Credit Bank	1.20	04/28/27	195,000	175,184
Federal Farm Credit Bank	3.38	09/15/27	65,000	63,602
Federal Farm Credit Bank	3.87	08/15/28	240,000	240,541
Federal Farm Credit Bank	3.43	12/06/28	62,000	60,438
Federal Farm Credit Bank	4.00	09/27/29	200,000	199,736
Federal Farm Credit Bank	3.50	09/01/32	50,000	47,179
Tennessee Valley Authority	2.88	09/15/24	99,000	96,347
Tennessee Valley Authority	0.75	05/15/25	88,000	81,466
Tennessee Valley Authority	3.88	03/15/28	30,000	30,008
Tennessee Valley Authority	7.12	05/01/30	150,000	177,658
Tennessee Valley Authority	1.50	09/15/31	205,000	167,158
U.S. Treasury Note	4.93(b)	01/31/25	10,000	10,006
Total U.S. Government & Agency Obligations
(Cost $ 1,872,060)				1,818,807

Corporate Bonds–Other | 11.6% of portfolio

Communication Services | 1.1%
DISH DBS Corp. (c)	5.25	12/01/26	57,000	45,480
T-Mobile USA, Inc.	3.75	04/15/27	44,000	42,296
Total Communication Services				87,776
Consumer Discretionary | 0.9%
Choice Hotels International, Inc.	3.70	01/15/31	25,000	22,166
Kohl's Corp.	4.25	07/17/25	22,000	20,487
Tractor Supply Co.	1.75	11/01/30	44,000	35,010
Total Consumer Discretionary				77,663
Consumer Staples | 0.4%
Bunge Limited Finance Corp.	3.75	09/25/27	10,000	9,602
Dollar General Corp.	4.15	11/01/25	22,000	21,598
Total Consumer Staples				31,200
Energy | 0.0%
Murphy Oil Corp.	6.38	07/15/28	3,000	2,956
Total Energy				2,956

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2023  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 11.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 4.7%
American Tower Corp.	3.95%	03/15/29	$60,000	$56,193
Chubb INA Holdings Inc.	3.15	03/15/25	36,000	35,119
Cincinnati Financial Corp.	6.92	05/15/28	25,000	27,778
Globe Life Inc.	4.55	09/15/28	33,000	32,609
Intercontinental Exchange, Inc.	3.75	12/01/25	78,000	75,867
M&T Bank Corp.	3.55	07/26/23	58,000	57,058
Metlife, Inc.	3.00	03/01/25	42,000	40,626
Truist Bank	3.69 (b)	08/02/24	30,000	29,750
Truist Financial Corp.	1.27 (b)	03/02/27	45,000	39,631
Total Financials				394,631
Health Care | 1.5%
CVS Health Corp.	1.30	08/21/27	26,000	22,642
Laboratory Corporation of America Holdings	2.30	12/01/24	20,000	19,065
Laboratory Corporation of America Holdings	1.55	06/01/26	43,000	38,498
Zoetis Inc.	5.40	11/14/25	40,000	40,675
Total Health Care				120,880
Industrials | 0.6%
CNH Industrial Capital LLC	1.45	07/15/26	17,000	15,223
J.B. Hunt Transport Services, Inc.	3.87	03/01/26	23,000	22,519
John Deere Capital Corp.	2.65	06/24/24	15,000	14,622
Total Industrials				52,364
Information Technology | 0.3%
Micron Technology, Inc.	4.66	02/15/30	26,000	24,963
Total Information Technology				24,963
Materials | 1.0%
Martin Marietta Materials, Inc.	3.50	12/15/27	9,000	8,622
Mosaic Co.	4.05	11/15/27	22,000	21,230
Steel Dynamics, Inc.	2.40	06/15/25	27,000	25,468
Vulcan Materials Co.	3.50	06/01/30	32,000	29,244
Total Materials				84,564
Real Estate | 0.6%
American Tower Corp.	5.50	03/15/28	30,000	30,586
Crown Castle International Corp.	3.80	02/15/28	18,000	17,082
Total Real Estate				47,668
Utilities | 0.5%
Black Hills Corp.	4.25	11/30/23	45,000	44,672
Total Utilities				44,672
Total Corporate Bonds–Other
(Cost $ 1,051,593)				969,337

Asset-Backed Securities | 2.8% of portfolio

CNH Equipment Trust 22-A	2.39	08/15/25	59,817	58,764
John Deere Owner Trust 23-A	5.01	11/15/27	50,000	50,561
SBA Tower Trust (c)	1.63	11/15/26	60,000	52,545
SBA Tower Trust (c)	2.59	10/15/31	52,000	42,110

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2023  |
(Unaudited)  |  (Continued)
Asset-Backed Securities | 2.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
SBA Tower Trust (c)	2.84%	01/15/25	$35,000	$33,155
Total Asset-Backed Securities
(Cost $ 257,755)				237,135
Municipal Bonds | 1.4% of portfolio

Kansas | 0.1%
City of Wichita, Kansas Water & Sewer Utility Revenue	3.00	10/01/24	10,000	9,762
Montana | 0.2%
Yellowstone County School District No. 2 Billings	2.22	06/15/32	15,000	12,463
Pennsylvania | 0.5%
Geisinger Health System Revenue	2.25	04/01/27	20,000	18,374
New Castle Sanitation Authority	1.16	06/01/25	25,000	23,204
Total Pennsylvania				41,578
Texas | 0.3%
Grey Forest Texas Gas System Revenue	1.05	02/01/25	30,000	27,997
Washington | 0.3%
Northwest Open Access Network Revenue	1.69	12/01/27	30,000	25,783
Total Municipal Bonds
(Cost $ 131,429)				117,583
Mortgage-Backed Securities | 1.0% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (c)	2.18(b)	01/25/51	26,203	21,241
Freddie Mac Multiclass Certificates 21-P009	1.13	01/25/31	43,499	37,868
GNMA II POOL 785401	2.50	10/20/50	29,008	24,791
Total Mortgage-Backed Securities
(Cost $ 99,963)				83,900
Money Market Fund | 5.4% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund	4.70%(d)		452,957	452,957
Total Money Market Fund
(Cost $ 452,957)				452,957
Total Investments in Securities
(Cost $8,774,703) | 100.0%				$8,371,733
(a)	Non-income producing.
(b)	Variable coupon rate as of March 31, 2023.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $194,531 and represents 2.3% of total investments.
(d)	7-day yield at March 31, 2023.
CME -Chicago Mercantile Exchange
LLC -Limited Liability Company
At March 31, 2023, the cost of investment securities for tax purposes was $8,793,999. Net unrealized depreciation of investment securities was $422,266 consisting of unrealized gains of $213,577 and unrealized losses of $635,843.

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2023  |
(Unaudited)  |  (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Rural America Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,692,014	$ —	$ —	$4,692,014
U.S. Government & Agency Obligations	—	1,818,807	—	1,818,807
Corporate Bonds–Other	—	969,337	—	969,337
Asset-Backed Securities	—	237,135	—	237,135
Municipal Bonds	—	117,583	—	117,583
Mortgage-Backed Securities	—	83,900	—	83,900
Money Market Fund	452,957	—	—	452,957
Total	$5,144,971	$3,226,762	$ —	$8,371,733

Portfolio of Investments
Stock Index Fund  |  March 31, 2023  |  (Unaudited)

	Cost	Value
Investment	$36,384,598	$201,967,064
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.  As of March 31, 2023, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.64%.  See the Appendix for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
Value Fund  |  March 31, 2023  |  (Unaudited)

Common Stocks | 98.3% of portfolio
	Shares	Value
Communication Services | 7.0%
Entertainment
Walt Disney Co. (The) (a)	43,700	$4,375,681
Interactive Media & Services
Alphabet, Inc., Class C (a)	324,320	33,729,280
Meta Platforms, Inc., Class A (a)	117,100	24,818,174
Total Communication Services		62,923,135
Consumer Discretionary | 6.5%
Hotels, Restaurants & Leisure
McDonald's Corp.	57,197	15,992,853
Specialty Retail
Home Depot, Inc.	37,018	10,924,752
TJX Companies, Inc. (The)	143,600	11,252,496
Ulta Beauty, Inc. (a)	37,256	20,329,482
Total Consumer Discretionary		58,499,583
Consumer Staples | 1.7%
Consumer Staples Distribution & Retail
Target Corp.	39,800	6,592,074
Food Products
Kraft Heinz Co. (The)	228,300	8,828,361
Total Consumer Staples		15,420,435
Energy | 7.5%
Oil, Gas & Consumable Fuels
Chevron Corp.	166,300	27,133,508
ConocoPhillips	238,100	23,621,901
Hess Corp.	128,800	17,045,392
Total Energy		67,800,801
Financials | 19.1%
Banks
Bank of America Corp.	558,402	15,970,297
Citigroup, Inc.	235,339	11,035,046
JPMorgan Chase & Co.	245,291	31,963,870
Truist Financial Corp.	319,200	10,884,720
Capital Markets
Goldman Sachs Group, Inc.	76,774	25,113,543
Financial Services
Fiserv, Inc. (a)	177,700	20,085,431
Visa Inc., Class A	101,298	22,838,647
Insurance
Allstate Corp.	66,984	7,422,497
American International Group, Inc.	211,094	10,630,694
Chubb Ltd.	79,138	15,367,017
Total Financials		171,311,762
Health Care | 21.0%
Biotechnology
AbbVie Inc.	208,363	33,206,811
Common Stocks | 98.3% of portfolio (Continued)
	Shares	Value
Health Care | 21.0% (Continued)
Health Care Equipment & Supplies
Abbott Laboratories	288,256	$29,188,804
Boston Scientific Corp. (a)	433,396	21,682,802
Health Care Providers & Services
Centene Corp. (a)	329,397	20,821,184
Cigna Corp.	74,014	18,912,798
Pharmaceuticals
Bristol-Myers Squibb Co.	249,101	17,265,190
Merck & Co., Inc.	187,682	19,967,488
Pfizer, Inc.	361,099	14,732,839
Royalty Pharma PLC, Class A	346,484	12,483,819
Total Health Care		188,261,735
Industrials | 16.4%
Aerospace & Defense
Northrop Grumman Corp.	47,131	21,761,325
Electrical Equipment
Eaton Corp. PLC	88,887	15,229,899
Ground Transportation
CSX Corp.	619,182	18,538,309
Industrial Conglomerates
Honeywell International, Inc.	165,573	31,644,312
Machinery
Deere & Co.	46,800	19,322,784
Parker-Hannifin Corp.	94,222	31,668,956
Professional Services
Leidos Holdings Inc.	103,617	9,538,981
Total Industrials		147,704,566
Information Technology | 8.2%
Electronic Equipment, Instruments & Components
Corning Inc.	255,600	9,017,568
Semiconductors & Semiconductor Equipment
Lam Research Corp.	22,500	11,927,700
NXP Semiconductors NV	71,863	13,400,653
Software
Microsoft Corp.	135,314	39,011,026
Total Information Technology		73,356,947
Materials | 8.1%
Chemicals
Dow Inc.	193,281	10,595,664
DuPont de Nemours, Inc.	259,878	18,651,444
Containers & Packaging
Avery Dennison Corp.	132,687	23,741,685
Metals & Mining
Freeport-McMoRan Inc.	473,700	19,379,067
Total Materials		72,367,860

Portfolio of Investments  |  Value Fund  |  March 31, 2023  |  (Unaudited)  |  (Continued)
Common Stocks | 98.3% of portfolio (Continued)
	Shares	Value
Real Estate | 2.8%
Specialized REITs
Digital Realty Trust, Inc.	52,301	$5,141,711
VICI Properties Inc.	611,935	19,961,320
Total Real Estate		25,103,031
Total Common Stocks
(Cost $536,029,613)		882,749,855
Money Market Fund | 1.7% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.70% (b)	14,979,983	14,979,983
Total Money Market Fund
(Cost $14,979,983)		14,979,983
Total Investments in Securities
(Cost $551,009,596) | 100.0%		$897,729,838
(a)	Non-income producing.
(b)	7-day yield at March 31, 2023.
PLC -Public Limited Company
NV -Naamloze Vennottschap
At March 31, 2023, the cost of investment securities for tax purposes was $550,648,973. Net unrealized appreciation of investment securities was $347,080,865 consisting of unrealized gains of $362,938,686 and unrealized losses of $15,857,821.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$882,749,855	$ —	$ —	$882,749,855
Money Market Fund	14,979,983	—	—	14,979,983
Total	$897,729,838	$ —	$ —	$897,729,838

Portfolio of Investments
Growth Fund  |  March 31, 2023  |  (Unaudited)

Common Stocks | 99.2% of portfolio
	Shares	Value
Communication Services | 12.4%
Entertainment
Live Nation Entertainment, Inc. (a)	11,053	$773,710
Netflix, Inc. (a)	8,719	3,012,240
Spotify Technology SA (a)	11,073	1,479,575
Interactive Media & Services
Alphabet, Inc., Class A (a)	163,340	16,943,258
Meta Platforms, Inc., Class A (a)	27,571	5,843,398
IAC/InterActiveCorp (a)	13,554	699,386
Match Group, Inc. (a)	12,764	490,010
Media
Trade Desk, Inc. (The), Class A (a)	15,199	925,771
Wireless Telecommunication Services
T-Mobile U.S., Inc. (a)	18,800	2,722,992
Total Communication Services		32,890,340
Consumer Discretionary | 13.1%
Automobiles
Rivian Automotive, Inc. (a)	79,040	1,223,539
Broadline Retail
Amazon.com, Inc. (a)	157,396	16,257,433
Coupang, Inc. (a)	92,812	1,484,992
Hotels, Restaurants & Leisure
Booking Holdings, Inc. (a)	1,486	3,941,481
Chipotle Mexican Grill, Inc. (a)	1,361	2,324,983
Leisure Products
Peloton Interactive, Inc. (a)	105,877	1,200,645
Specialty Retail
Ross Stores, Inc.	49,657	5,270,097
Textiles, Apparel & Luxury Goods
lululemon athletica Inc. (a)	2,875	1,047,046
NIKE, Inc., Class B	14,857	1,822,063
Total Consumer Discretionary		34,572,279
Consumer Staples | 1.6%
Beverages
Monster Beverage Corp. (a)	64,760	3,497,688
Consumer Staples Distribution & Retail
Dollar General Corp.	3,114	655,372
Total Consumer Staples		4,153,060
Financials | 10.1%
Financial Services
Affirm Holdings, Inc. (a)	21,840	246,137
Fiserv, Inc. (a)	76,638	8,662,393
Global Payments, Inc.	27,323	2,875,473
Mastercard Inc., Class A	21,810	7,925,972
Visa Inc., Class A	30,716	6,925,229
Total Financials		26,635,204
Common Stocks | 99.2% of portfolio (Continued)
	Shares	Value
Health Care | 18.9%
Biotechnology
Vertex Pharmaceuticals, Inc. (a)	7,910	$2,492,204
Health Care Equipment & Supplies
Becton, Dickinson & Co.	14,717	3,643,046
Insulet Corp. (a)	4,538	1,447,441
Intuitive Surgical, Inc. (a)	21,281	5,436,657
Penumbra, Inc. (a)	3,993	1,112,809
Stryker Corp.	23,853	6,809,316
Health Care Providers & Services
Cigna Corp.	28,614	7,311,735
HCA Healthcare, Inc.	5,119	1,349,778
Humana, Inc.	6,217	3,018,105
UnitedHealth Group, Inc.	23,984	11,334,599
Life Sciences Tools & Services
Avantor, Inc. (a)	34,530	729,964
Pharmaceuticals
Daiichi Sankyo Co., Ltd. ADR	39,816	1,454,478
Eli Lilly & Co.	11,100	3,811,962
Total Health Care		49,952,094
Industrials | 1.7%
Ground Transportation
Old Dominion Freight Line, Inc.	2,992	1,019,793
Machinery
Ingersoll Rand Inc.	59,612	3,468,226
Total Industrials		4,488,019
Information Technology | 41.4%
Communications Equipment
Arista Networks, Inc. (a)	24,500	4,112,570
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	50,631	4,137,565
IT Services
Accenture PLC, Class A	5,182	1,481,068
MongoDB, Inc. (a)	4,061	946,700
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	20,360	1,995,484
ASML Holding NV ADR	9,129	6,214,202
Marvell Technology, Inc.	28,505	1,234,266
NVIDIA Corp.	38,879	10,799,420
Software
Atlassian Corp., Class A (a)	12,523	2,143,562
Cadence Design Systems, Inc. (a)	16,570	3,481,191
Dynatrace, Inc. (a)	21,800	922,140
HashiCorp, Inc., Class A (a)	8,477	248,291
Intuit, Inc.	22,105	9,855,072
Microsoft Corp.	112,140	32,329,962
Paylocity Holding Corp. (a)	2,616	520,009
salesforce.com, Inc. (a)	27,657	5,525,315
ServiceNow, Inc. (a)	8,733	4,058,400

Portfolio of Investments  |  Growth Fund  |  March 31, 2023  |  (Unaudited)  |  (Continued)
Common Stocks | 99.2% of portfolio (Continued)
	Shares	Value
Information Technology | 41.4% (Continued)
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	$19,379,378
Total Information Technology		109,384,595
Total Common Stocks
(Cost $182,808,040)		262,075,591
Money Market Fund | 0.8% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.70% (b)	2,190,263	2,190,263
Total Money Market Fund
(Cost $2,190,263)		2,190,263
Total Investments in Securities
(Cost $184,998,303) | 100.0%		$264,265,854
(a)	Non-income producing.
(b)	7-day yield at March 31, 2023.
SA -Sociedad Anonima or Societe Anonyme
ADR -American Depositary Receipt
PLC -Public Limited Company
NV -Naamloze Vennottschap
At March 31, 2023, the cost of investment securities for tax purposes was $186,086,984. Net unrealized appreciation of investment securities was $78,178,870 consisting of unrealized gains of $90,880,056 and unrealized losses of $12,701,186.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$262,075,591	$ —	$ —	$262,075,591
Money Market Fund	2,190,263	—	—	2,190,263
Total	$264,265,854	$ —	$ —	$264,265,854

Portfolio of Investments
International Equity Fund  |  March 31, 2023  |  (Unaudited)

Common Stocks | 96.8% of portfolio
	Shares	Value
Australia | 2.6%
BHP Group Ltd. ADR	35,838	$2,272,488
Total Australia		2,272,488
Brazil | 0.5%
Ambev SA ADR	93,948	264,933
XP Inc., Class A (a)	10,753	127,638
Total Brazil		392,571
Britain | 8.3%
Haleon PLC	361,516	1,436,097
Rio Tinto PLC	32,008	2,172,636
Shell PLC	78,881	2,247,996
Standard Chartered PLC	174,306	1,321,076
Total Britain		7,177,805
Canada | 5.4%
Alimentation Couche-Tard Inc.	37,300	1,875,350
Canadian National Railway Co.	11,846	1,397,473
Manulife Financial Corp.	76,400	1,401,938
Total Canada		4,674,761
China | 2.3%
Haier Smart Home Co., Ltd.	206,748	647,385
LONGi Green Technology Co., Ltd.	124,600	732,712
Zhejiang Sanhua Intelligent Controls Co., Ltd.	174,900	655,380
Total China		2,035,477
Denmark | 1.3%
Genmab A/S (a)	1,057	399,552
Novozymes A/S, Class B	14,743	754,888
Total Denmark		1,154,440
France | 11.7%
Air Liquide SA	7,800	1,305,631
Dassault Systèmes SE	34,284	1,414,250
Kering SA	2,378	1,551,473
L’Oréal SA	6,032	2,695,355
Schneider Electric SE	18,788	3,139,921
Total France		10,106,630
Germany | 11.0%
Allianz SE REG	11,944	2,757,106
Infineon Technologies AG	93,806	3,852,159
SAP SE ADR	12,937	1,637,177
Symrise AG	11,571	1,259,202
Total Germany		9,505,644
Common Stocks | 96.8% of portfolio (Continued)
	Shares	Value
Hong Kong | 2.6%
AIA Group Ltd.	216,800	$2,273,659
Total Hong Kong		2,273,659
India | 0.9%
HDFC Bank Ltd. ADR	11,512	767,505
Total India		767,505
Indonesia | 0.4%
PT Telkom Indonesia (Persero) Tbk. ADR	13,191	359,719
Total Indonesia		359,719
Japan | 17.5%
Chugai Pharmaceutical Co., Ltd.	66,200	1,634,651
Daifuku Co., Ltd.	56,700	1,052,758
FANUC Corp.	22,000	794,468
Keyence Corp.	3,200	1,568,347
Komatsu Ltd.	57,900	1,437,375
Kubota Corp.	82,300	1,247,777
Nitori Holdings Co., Ltd.	9,500	1,147,237
Shimano, Inc.	6,200	1,074,991
Shionogi & Co., Ltd.	27,200	1,226,870
Shiseido Co., Ltd.	26,000	1,218,964
Sysmex Corp.	15,400	1,010,726
Unicharm Corp.	43,200	1,775,767
Total Japan		15,189,931
Mexico | 0.6%
Fomento Economico Mexicano, SAB de CV ADR	5,776	549,817
Total Mexico		549,817
Netherlands | 2.3%
Adyen NV (a)	1,273	2,028,434
Total Netherlands		2,028,434
Republic of South Korea | 1.2%
Samsung Electronics Co., Ltd. GDR	841	1,038,874
Total Republic of South Korea		1,038,874
Russia | 0.0%
LUKOIL PJSC (a)	6,253	0
Yandex NV, Class A (a)	4,239	0
Total Russia		0
Singapore | 3.5%
DBS Group Holdings Ltd.	120,615	2,998,698
Total Singapore		2,998,698

Portfolio of Investments  |  International Equity Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Common Stocks | 96.8% of portfolio (Continued)
	Shares	Value
Spain | 2.5%
Banco Bilboa Vizcaya Argentaria SA	299,490	$2,141,161
Total Spain		2,141,161
Sweden | 9.5%
Alfa Laval AB	49,106	1,753,432
Atlas Copco AB, Class A	235,583	2,984,447
Epiroc AB, Class A	73,370	1,456,396
Skandinaviska Enskilda Banken AB, Class A	182,243	2,011,646
Total Sweden		8,205,921
Switzerland | 10.0%
Alcon Inc.	22,943	1,618,399
Lonza Group AG REG	3,743	2,253,284
Nestlé SA ADR	12,490	1,522,912
Roche Holding AG REG	7,260	2,074,490
Sonova Holding AG REG	4,074	1,201,783
Total Switzerland		8,670,868
Taiwan | 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,996	743,788
Total Taiwan		743,788
Common Stocks | 96.8% of portfolio (Continued)
	Shares	Value
United States of America | 1.8%
Linde PLC	4,455	$1,583,485
Total United States of America		1,583,485
Total Common Stocks
(Cost $65,999,370)		83,871,676
Money Market Fund | 3.2% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.70% (b)	2,764,527	2,764,527
Total Money Market Fund
(Cost $2,764,527)		2,764,527
Total Investments in Securities
(Cost $68,763,897) | 100.0%		$86,636,203

(a)	Non-income producing.
(b)	7-day yield at March 31, 2023.
ADR -American Depositary Receipt
SA -Sociedad Anonima or Societe Anonyme
PLC -Public Limited Company
A/S -Aktieselskab
SE -Societas Europaea
REG -Registered Shares
AG -Aktiengesellschaft
Tbk. -Terbuka
SAB de CV -Sociedad Anonima Bursatil de Capital Variable
SAB -Sociedad Anonima Bursatil
NV -Naamloze Vennottschap
GDR -Global Depositary Receipt
AB -Aktiebolag
At March 31, 2023, the cost of investment securities for tax purposes was $68,810,270. Net unrealized appreciation of investment securities was $17,825,933 consisting of unrealized gains of $20,915,385 and unrealized losses of $3,089,452.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;

Portfolio of Investments  |  International Equity Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$15,731,974	$68,139,702	$ —	$83,871,676
Money Market Fund	2,764,527	—	—	2,764,527
Total	$18,496,501	$68,139,702	$ —	$86,636,203

Portfolio of Investments
Small-Company Stock Fund  |  March 31, 2023  |  (Unaudited)

Common Stocks | 95.4% of portfolio
	Shares	Value
Communication Services | 2.0%
Interactive Media & Services
Ziff Davis, Inc. (a)	62,726	$4,895,764
Total Communication Services		4,895,764
Consumer Discretionary | 11.2%
Diversified Consumer Services
Chegg, Inc. (a)	119,700	1,951,110
Hotels, Restaurants & Leisure
Hilton Grand Vacations Inc. (a)	110,400	4,905,072
Household Durables
MDC Holdings, Inc.	134,288	5,219,774
Leisure Products
Malibu Boats, Inc., Class A (a)	88,100	4,973,245
Topgolf Callaway Brands Corp. (a)	204,351	4,418,069
YETI Holdings, Inc. (a)	43,700	1,748,000
Specialty Retail
ARKO Corp.	526,600	4,470,834
Total Consumer Discretionary		27,686,104
Energy | 4.2%
Oil, Gas & Consumable Fuels
Matador Resources Co.	12,500	595,625
Northern Oil and Gas, Inc.	161,900	4,913,665
Permian Resources Corp.	58,600	615,300
SM Energy Co.	153,300	4,316,928
Total Energy		10,441,518
Financials | 12.9%
Banks
Atlantic Union Bankshares Corp.	121,492	4,258,295
Cadence Bank	124,750	2,589,810
Columbia Banking System, Inc.	76,515	1,638,951
Eastern Bankshares, Inc.	176,700	2,229,954
FB Financial Corp.	130,259	4,048,450
Glacier Bancorp, Inc.	97,016	4,075,642
Live Oak Bancshares, Inc.	51,300	1,250,181
Consumer Finance
Encore Capital Group, Inc. (a)	116,283	5,866,477
Insurance
Kinsale Capital Group, Inc.	19,426	5,830,714
Total Financials		31,788,474
Health Care | 12.2%
Biotechnology
Twist Bioscience Corp. (a)	61,977	934,613
Health Care Equipment & Supplies
Enovis Corp. (a)	61,576	3,293,700
Envista Holdings Corp. (a)	139,400	5,698,672
Integer Holdings Corp. (a)	76,970	5,965,175
NuVasive, Inc. (a)	88,300	3,647,673
STAAR Surgical Co. (a)	35,236	2,253,342
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	41,987	3,483,242
Common Stocks | 95.4% of portfolio (Continued)
	Shares	Value
Health Care | 12.2% (Continued)
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	24,650	$4,635,433
Total Health Care		29,911,850
Industrials | 27.8%
Aerospace & Defense
Triumph Group, Inc. (a)	469,430	5,440,694
Building Products
Hayward Holdings, Inc. (a)	338,900	3,971,908
Construction & Engineering
Comfort Systems USA, Inc.	61,888	9,033,173
Electrical Equipment
Atkore Inc. (a)	68,100	9,566,688
EnerSys	36,035	3,130,721
Ground Transportation
Werner Enterprises, Inc.	114,133	5,191,910
Machinery
ESAB Corp.	57,176	3,377,386
Federal Signal Corp.	172,194	9,334,637
John Bean Technologies Corp.	22,200	2,426,238
Professional Services
CACI International Inc., Class A (a)	8,371	2,480,160
CSG Systems International, Inc.	31,870	1,711,419
TaskUs, Inc., Class A (a)	205,100	2,961,644
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	68,226	9,696,961
Total Industrials		68,323,539
Information Technology | 14.6%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	63,162	6,189,876
Itron, Inc. (a)	9,377	519,955
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	67,486	6,260,001
Software
Altair Engineering Inc., Class A (a)	101,177	7,295,873
Descartes Systems Group Inc. (The) (a)	101,770	8,203,680
Model N, Inc. (a)	134,900	4,515,103
Verint Systems Inc. (a)	80,126	2,983,892
Total Information Technology		35,968,380
Materials | 7.5%
Chemicals
Avient Corp.	170,627	7,023,008
Ingevity Corp. (a)	43,641	3,121,204

Portfolio of Investments  |  Small-Company Stock Fund  |  March 31, 2023  |  (Unaudited)  |
(Continued)
Common Stocks | 95.4% of portfolio (Continued)
	Shares	Value
Materials | 7.5% (Continued)
Construction Materials
Summit Materials, Inc., Class A (a)	289,609	$8,250,960
Total Materials		18,395,172
Real Estate | 3.0%
Health Care REITs
Community Healthcare Trust Inc.	78,900	2,887,740
Office REITs
Easterly Government Properties, Inc.	229,311	3,150,733
Specialized REITs
Uniti Group Inc.	390,700	1,386,985
Total Real Estate		7,425,458
Total Common Stocks
(Cost $193,392,246)		234,836,259

Money Market Fund | 4.6% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 4.70% (b)	11,264,412	$11,264,412
Total Money Market Fund
(Cost $11,264,412)		11,264,412
Total Investments in Securities
(Cost $204,656,658) | 100.0%		$246,100,671

(a)	Non-income producing.
(b)	7-day yield at March 31, 2023.
At March 31, 2023, the cost of investment securities for tax purposes was $204,459,070. Net unrealized appreciation of investment securities was $41,641,601 consisting of unrealized gains of $62,927,645 and unrealized losses of $21,286,044.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$234,836,259	$ —	$ —	$234,836,259
Money Market Fund	11,264,412	—	—	11,264,412
Total	$246,100,671	$ —	$ —	$246,100,671

Appendix
S&P 500 Index Master Portfolio